UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

40 Grove Street
Wellesley Square, MA 02482
(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
40 Grove Street
Wellesley Square, MA 02482
(Name and address of agent for service)

800-287-9469
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

EntrepreneurShares Global Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.01%
	Administrative and Support Services - 3.09%
1,866	Expedia, Inc.	$48,049
4,100	Flight Centre Ltd. (b)	67,449
2,478	The Geo Group, Inc. (a)	45,992
5,000	Liquidity Services, Inc. (a)	160,350
930	Mantech International Corp.	29,183
1,299	Portfolio Recovery Associates, Inc. (a)	80,824
		431,847
	Advertising Agencies - 0.90%
5,000	JCDecaux SA (a)(b)	125,099
	Air Transportation - 0.28%
3,380	SkyWest, Inc.	38,904
	Ambulatory Health Care Services - 4.36%
1,350	BioMerieux SA (b)	118,467
77,000	China Shineway Pharmaceutical Group Ltd. (b)	95,318
2,500	Cochlear Ltd. (b)	112,229
1,100	Coloplast A/S (b)	159,125
6,300	Galapagos NV (a)(b)	50,051
1,483	LHC Group, Inc. (a)	25,300
778	Mednax, Inc. (a)	48,734
		609,224
	Amusement, Gambling, and Recreation Industries - 0.98%
1,998	Las Vegas Sands Corp. (a)	76,603
518	Wynn Resorts Ltd.	59,612
		136,215
	Apparel Manufacturing - 1.92%
2,970	Guess?, Inc.	84,615
36,000	Ports Design Ltd. (b)	55,659
1,344	Under Armour, Inc. (a)	89,255
2,198	Zumiez, Inc. (a)	38,487
		268,016
	Building Material and Garden Equipment and Supplies Dealers - 2.30%
100,000	DMCI Holdings, Inc. (b)	79,360
15,000	SM Investments Corp. (b)	179,074
3,525	Titan Machinery, Inc. (a)	63,097
		321,531
	Chemical Manufacturing - 8.37%
1,656	Alexion Pharmaceuticals, Inc. (a)	106,084
1,659	Cephalon, Inc. (a)	133,881
13,084	Immunomedics, Inc. (a)	41,869
3,183	Inter Parfums, Inc. (b)	49,177
3,000	Jazz Pharmaceuticals, Inc. (a)	124,560
4,558	LSB Industries, Inc. (a)	130,678
3,007	MAP Pharmaceuticals, Inc. (a)	43,962
3,354	Medicis Pharmaceutical Corp.	122,354
2,488	Meridian Bioscience, Inc.	39,161
4,105	Optimer Pharmaceuticals, Inc. (a)	56,813
1,728	Regeneron Pharmaceuticals, Inc. (a)	100,570
6,200	Rigel Pharmaceuticals, Inc. (a)	45,632
3,952	Seattle Genetics, Inc. (a)	75,325
3,525	Theravance, Inc. (a)	70,994
788	United Therapeutics Corp. (a)	29,542

		1,170,602
	Clothing and Clothing Accessories Stores - 2.16%
1,026	Blue Nile, Inc. (a)	36,197
2,830	The Finish Line, Inc.	56,572
800	LVMH Moet Hennessy Louis Vuitton SA (b)	106,805
3,916	The Men's Wearhouse, Inc.	102,129
		301,703
	Computer and Electronic Product Manufacturing - 7.40%
1,327	Cabot Microelectronics Corp. (a)(b)	45,635
640	CSR PLC - ADR (a)	8,303
3,578	Cypress Semiconductor Corp.	53,563
1,182	Illumina, Inc. (a)	48,367
1,659	IPG Photonics Corp. (a)	72,067
5,702	Ituran Location and Control Ltd. (b)	66,428
5,370	IXYS Corp. (a)(b)	58,426
2,073	Microchip Technology, Inc.	64,491
7,000	Mindray Medical International Ltd. - ADR	165,270
2,156	Monolithic Power Systems, Inc. (a)(b)	21,948
1,910	National Instruments Corp.	43,663
1,000	Nidec Corp. (b)	81,810
6,739	Omnivision Technologies, Inc. (a)(b)	94,616
6,385	Parrot SA (a)(b)	131,736
4,074	STEC, Inc. (a)	41,310
1,991	Stratasys, Inc. (a)	36,913
		1,034,546
	Credit Intermediation and Related Activities - 1.75%
4,584	Capital One Financial Corp.	181,664
400	Credit Acceptance Corp. (a)	25,744
4,396	Hercules Technology Growth Capital, Inc.	37,454
		244,862
	Data Processing, Hosting and Related Services - 2.17%
1,762	Acme Packet, Inc. (a)	75,044
1,192	CoStar Group, Inc. (a)	61,948
4,690	ExlService Holdings, Inc. (a)	103,180
3,172	Riverbed Technology, Inc. (a)(b)	63,313
		303,485
	Educational Services - 1.47%
8,788	Bridgepoint Education, Inc. (a)	153,263
2,063	K12, Inc. (a)	52,524
		205,787
	Electrical Equipment, Appliance, and Component Manufacturing - 2.30%
20,000	Alpha & Omega Semiconductor Ltd. (a)	164,200
3,193	iRobot Corp. (a)	80,336
17,884	Taser International, Inc. (a)	77,080
		321,616
	Fabricated Metal Product Manufacturing - 0.37%
1,577	BE Aerospace, Inc. (a)	52,214
	Food Manufacturing - 4.48%
150,000	Charoen Pokphand Foods PCL (b)	129,081
200,000	Golden Agri-Resources Ltd. (b)	94,044
2,664	The Hain Celestial Group, Inc. (a)	81,385
2,261	J&J Snack Foods Corp.	108,641
10,000	MHP SA - ADR (a)	123,000
22,500	Wilmar International Ltd. (b)	90,661
		626,812
	Food Services and Drinking Places - 2.98%
364	Chipotle Mexican Grill, Inc. (a)	110,274
545	Panera Bread Co. (a)	56,647

3,451	Papa John's International, Inc. (a)	104,910
1,659	Starbucks Corp.	61,864
6,280	Texas Roadhouse, Inc.	83,022
		416,717
	Hospitals - 0.36%
1,410	IPC The Hospitalist Co., Inc. (a)	50,323
	Insurance Carriers and Related Activities - 1.74%
5,982	Meadowbrook Insurance Group, Inc.	53,300
1,020	Mercury General Corp.	39,117
2,923	Molina Healthcare, Inc. (a)	45,131
2,333	National Interstate Corp.	51,279
1,265	The Navigators Group, Inc. (a)	54,648
		243,475
	Machinery Manufacturing - 2.45%
13,000	Fabrinet (a)	243,100
5,696	II-VI, Inc. (a)(b)	99,680
		342,780
	Miscellaneous Manufacturing - 1.52%
1,441	ICU Medical, Inc. (a)	53,029
259	Intuitive Surgical, Inc. (a)	94,348
3,442	Jakks Pacific, Inc. (a)	65,226
		212,603
	Motion Picture and Sound Recording Industries - 0.43%
535	Netflix, Inc. (a)	60,541
	Motor Vehicle and Parts Dealers - 0.44%
5,702	Sonic Automotive, Inc.	61,525
	Nonstore Retailers - 2.32%
45,000	Alibaba.com Ltd. (b)	42,068
4,147	eBay, Inc. (a)(b)	122,295
3,318	Sohu.com, Inc. (a)(b)	159,928
		324,291
	Oil and Gas Extraction - 0.37%
954	Contango Oil & Gas Company (a)	52,193
	Other Information Services - 1.11%
207	Google, Inc. (a)	106,476
2,224	Travelzoo, Inc. (a)	48,906
		155,382
	Personal and Laundry Services - 1.39%
6,000	Natura Cosmeticos SA (b)	102,114
4,780	Service Corp International	43,785
5,868	XO Group, Inc. (a)	47,941
		193,840
	Pipeline Transportation - 0.91%
4,239	Copano Energy LLC	126,365
	Primary Metal Manufacturing - 3.58%
10,000	Antofagasta PLC (b)	144,479
12,000	Eurasian Natural Resources Corp. PLC (b)	107,880
66,000	Indorama Ventures PCL (b)	58,388
30,000	MMX Mineracao e Metalicos SA (a)(b)	112,006
2,500	Novolipetsk Steel OJSC (a)	51,200
2,597	Steel Dynamics, Inc.	25,762
		499,715
	Professional, Scientific, and Technical Services - 9.64%
2,986	comScore, Inc. (a)	50,374
3,504	Fundtech Ltd. (b)	80,872
3,328	Netscout Systems, Inc. (a)	38,006
1,900	Parexel International Corp. (a)(b)	35,967
30,000	Park24 Co. Ltd. (b)	373,785

42,000	Seek Ltd. (b)	216,222
1,141	Solera Holdings, Inc. (b)	57,620
4,105	Sourcefire, Inc. (a)	109,850
3,888	SYKES Enterprises, Inc. (a)	58,126
2,447	Synchronoss Technologies, Inc. (a)	60,955
1,111	Syntel, Inc.	47,984
1,708	VeriSign, Inc. (b)	48,866
4,468	Virtusa Corp. (a)	58,978
2,384	VistaPrint NV (a)(b)	64,439
2,727	Vocus, Inc. (a)(b)	45,704
		1,347,748
	Publishing Industries (except Internet) - 3.24%
1,041	Concur Technologies, Inc. (a)	38,746
2,975	Opnet Technologies, Inc.	103,857
3,141	Renaissance Learning, Inc.	52,706
2,685	RightNow Technologies, Inc. (a)	88,739
2,193	SuccessFactors, Inc. (a)	50,417
1,971	Synopsys, Inc. (a)(b)	48,014
1,493	Ultimate Software Group, Inc. (a)	69,753
		452,232
	Real Estate - 3.65%
25,000	Africa Israel Investment Ltd. (a)(b)	75,876
16,000	Direcional Engenharia SA (b)	83,223
12,959	E-House (China) Holdings Ltd. - ADR	75,032
50,000	Hopewell Holdings Ltd. (b)	144,143
26,000	MRV Engenharia e Participacoes SA (b)	132,472
		510,746
	Retail Trade - 3.44%
1,200	Inditex SA (b)	103,472
2,500	MercadoLibre, Inc. (b)	134,375
15,000	SuperGroup PLC (a)(b)	243,267
		481,114
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.65%
1,970	The Charles Schwab Corp.	22,202
3,411	Cohen & Steers, Inc.	98,066
1,628	Evercore Partners, Inc. (b)	37,119
1,698	Federated Investors, Inc.	29,766
3,500	Lundbergforetagen AB (b)	98,960
950	Morningstar, Inc.	53,618
750	Partners Group Holding SA (b)	124,117
1,358	Westwood Holdings Group, Inc.	46,919
		510,767
	Specialty Retail - 1.19%
76,000	Chow Sang Sang Holdings International Ltd. (b)	166,104
	Support Activities for Mining - 0.67%
6,819	W&T Offshore, Inc.	93,829
	Telecommunications - 0.72%
2,581	Oplink Communications, Inc. (a)(b)	39,076
22,200	QSC AG (a)(b)	61,121
		100,197
	Transportation Equipment Manufacturing - 0.45%
2,592	Tesla Motors, Inc. (a)	63,219
	Utilities - 0.45%
818	ITC Holdings Corp.	63,338
	Waste Management and Remediation Services - 0.60%
1,636	Clean Harbors, Inc. (a)	83,927
	Water Transportation - 0.41%
2,322	Hornbeck Offshore Services, Inc. (a)	57,841

	TOTAL COMMON STOCKS (Cost $14,707,939)	12,863,275

	CLOSED-ENDED MUTUAL FUNDS - 0.57%
	Funds, Trusts, and Other Financial Vehicles - 0.57%
2,890	Ares Capital Corp.	39,796
4,499	PennantPark Investment Corp.	40,131
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $99,001)	79,927

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.81%
	Funds, Trusts, and Other Financial Vehicles - 0.24%
2,001	Healthcare Realty Trust, Inc.	33,717
	Real Estate - 1.57%
2,156	DuPont Fabros Technology, Inc.	42,452
1,037	Equity Residential	53,789
9,137	Medical Properties Trust, Inc.	81,776
1,698	ProLogis, Inc.	41,176
		219,193
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $296,805)	252,910

	SHORT TERM INVESTMENTS - 9.18%
	Money Market Funds - 9.18%
427,573	Fidelity Institutional Money Market Funds - Government Portfolio	427,573
427,573	First American Government Obligations Fund	427,573
427,573	First American Treasury Obligations Fund	427,573
	TOTAL SHORT TERM INVESTMENTS (Cost $1,282,719)	1,282,719

	Total Investments (Cost $16,386,464) - 103.57%	14,478,831
	Liabilities in Excess of Other Assets - (3.57)%	(498,771)
	TOTAL NET ASSETS - 100.00%	$13,980,060

	ADR - American Depository Receipt
	(a) Non-income producing security.
	(b) Foreign

	The accompanying footnotes are an integral part of the Statement of Investments.

Fair Valuation Pricing Inputs

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follow:

Level 1 -	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 -	Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3 -	Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund's perceived risk

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-ended mutual funds, and certain money market securities.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.  The table below is a summary of inputs used to value the Fund's investments as of September 30, 2011.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$12,863,275	$12,863,275	$-	$-
Total Real Estate Investment Trusts*	252,910	252,910	-	-
Total Closed-Ended Mutual Funds*	79,927	79,927	-	-
Total Money Market Funds*	1,282,719	1,282,719	-	-
Total Investments	$14,478,831	$14,478,831	$-	$-

* For further information regarding security characteristics, please see the Schedule of Investments.

The Fund did not hold any level 3 securities during the period ended September 30, 2011.  There were no transfers of securities between levels during the period ended September 30, 2011.  Transfers between levels are recognized at the end of the reporting period.  The Fund did not hold any derivative securities during the reporting period.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows**:

Cost of investments	$ 16,386,464
Gross unrealized appreciation	861,078
Gross unrealized depreciation	(2,768,711)
Net unrealized appreciation	$ (1,907,633)

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EntrepreneurShares Series Trust

By (Signature and Title)/s/ Joel M. Shulman
                                                Dr. Joel M. Shulman, President

Date  November 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joel M. Shulman
                                                   Dr. Joel M. Shulman, President

Date: November 14, 2011

By (Signature and Title)* /s/ David Cragg
                                                   David Cragg, Treasurer

Date: November 14, 2011

* Print the name and title of each signing officer under his or her signature.